November 9, 2012	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:   Karen L. Rossotto and Jeff Long

Re:           Advantage Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), seeking the approval of shareholders of Dreyfus MidCap Core Fund (the "Fund"), a series of Dreyfus Manager Funds I (the "Trust"), of an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Structured Midcap Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").  Class A, Class C and Class I shareholders of the Fund will receive a number of the corresponding class of the Acquiring Fund's shares equal in value to the aggregate net asset value of the shareholder's Fund shares as of the closing date of the Reorganization.  The Fund and the Acquiring Fund are each an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Trust intends to mail the Prospectus/Proxy in late December to the Fund's shareholders of record as of the close of business on December 10, 2012.  A special meeting of the Fund's shareholders is scheduled to be held at Dreyfus' offices on Thursday, February 28, 2013, to vote on the Agreement and Plan of Reorganization.  No other business is expected to be presented at that meeting.  If the Reorganization is approved, it currently is expected to be consummated on or about May 8, 2013.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firm and counsel to the funds and to the independent board members of the funds.  These factors include those noted below:

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Investment Adviser.  As described in the Prospectus/Proxy, the funds have the same investment adviser—Dreyfus.  Dreyfus has engaged its affiliate, Mellon Capital Management Corporation ("Mellon Capital"), to serve as the Fund's sub-investment adviser.  Mellon Capital's Active Equity Team, consisting of Warren Chiang, Jocelin Reed, Ronald Gala and C. Wesley Boggs, which manages the Acquiring Fund's assets, also manages the Fund's investments as dual employees of Dreyfus and Mellon Capital.  Dreyfus will continue to serve as investment adviser to the combined fund and the Active Equity Team, consisting of Ms. Reed and Messrs. Boggs, Chiang and Gala, will manage the combined fund after the Reorganization.

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Investment Objectives, Policies and Restrictions.  As described in the Prospectus/Proxy, the Acquiring Fund and the Fund have substantially similar investment objectives and substantially similar investment management policies.  The Acquiring Fund seeks long-term capital growth.  The Fund seeks long-term capital appreciation.  To pursue its goal, the Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the S&P Midcap 400 Index or the Russell Midcap Index at the time of purchase.  To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in midcap stocks.  The Fund, like the Acquiring Fund, invests in companies included in the S&P MidCap 400 Index or the Russell Midcap Index at the time of purchase.  The S&P Midcap 400 Index and the Russell Midcap Index are unmanaged indexes designed to measure the performance of the midcap segment of the U.S. stock market.  As of June 30, 2012, the average market capitalization and the market capitalization of the largest company in the S&P MidCap 400 index were approximately $2.79 billion and $11.80 billion, respectively.  As of June 30, 2012, the average market capitalization and the market capitalization of the largest company in the Russell Midcap Index were approximately $8.25 billion and $19.08 billion, respectively.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

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Expense Structure and Expense Ratios.  As described in the Prospectus/Proxy, the funds have different management fee rates and expense structures.  The Fund and the Acquiring Fund pay Dreyfus a management fee at the annual rate of 0.70% and 0.75%, respectively, of the value of the fund's average daily net assets.  The Fund has classified its shares into three classes—Class A, Class C and Class I shares—and the Acquiring Fund has classified its shares into four classes—Class A, Class B, Class C and Class I shares.  There will be no exchange in the Reorganization of Class B shares of the Acquiring Fund.  In addition, the Acquiring Fund's Class A, Class C and Class I shares had a lower total annual expense ratio than the corresponding class of the Fund's shares as of the respective fund's most recent fiscal year end.  It also is estimated that the total annual expense ratio for the Acquiring Fund's Class A, Class C and Class I shares will decrease as a result of the Reorganization.  Class A shares of the Fund and the Acquiring Fund currently may be subject to an initial sales charge.  Class C shares of the Fund and the Acquiring Fund currently may be subject to a contingent deferred sales charge.  Class I shares of the Fund and the Acquiring Fund currently are not subject to any sales charge or contingent deferred sales charge.  Neither shares of the Fund nor shares of the Acquiring Fund currently are subject to any exchange or redemption fees.  The Acquiring Fund's expense structure, including its class structure and sales loads, and its management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after the Reorganization.

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Asset Size.  The funds have differing asset sizes, with the Fund having more assets.  As of September 28, 2012, the Fund and the Acquiring Fund had net assets of approximately $101 million and $69 million, respectively.

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Portfolio Composition.  The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund’s investment objective, policies and restrictions. Because the Fund and the Acquiring Fund have substantially similar investment objectives and substantially similar investment management policies and restrictions, the funds have significant portfolio holdings overlap. Although the Fund is not required to dispose of any of its portfolio holdings prior to the Reorganization, the combined fund currently anticipates selling certain of those securities over time after the consummation of the Reorganization as part of the general management of the combined fund using the Acquiring Fund’s investment strategies. Any sales of portfolio securities by the funds will be subject to any restrictions imposed by the Internal Revenue Code with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  The Acquiring Fund's adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization.  Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.  Although the Acquiring Fund has a smaller asset base than the Fund, we do not believe that the asset size difference should outweigh the other NAST factors that clearly indicate that the Acquiring Fund should be the accounting survivor in the Reorganization.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

ADVANTAGE FUNDS, INC.
200 Park Avenue
New York, New York  10166

November 9, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention: Karen L. Rossotto and Jeff Long

Re:	Advantage Funds, Inc. (811-07123) Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President